Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sarofim Equity Fund | Sarofim Equity Fund Shares
Prospectus [Line Items]
Annual Return [Percent]	11.15%	13.35%	21.40%	(19.04%)	27.61%	24.32%	35.56%	(6.83%)	25.82%	7.56%
Institutional Class | Hamlin High Dividend Equity Fund | Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	8.16%	19.80%	13.67%	(3.45%)	31.26%	4.68%	22.26%	(7.48%)	14.81%	15.06%
Investor Class | Hamlin High Dividend Equity Fund | Investor Class Shares
Prospectus [Line Items]
Annual Return [Percent]	7.84%	19.44%	13.33%	(3.75%)	30.88%	4.36%	21.83%	(7.81%)	14.33%	14.62%